PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment consists of the following (in thousands):

	December 31, 2015	December 31, 2014	Depreciable lives (years)
Land	$266	$266	Indefinite
Buildings and improvements	26,187	25,741	3 to 25
Equipment	128,352	121,502	2 to 7
Software	42,495	33,780	3 to 10
Furniture and fixtures	12,065	11,596	3 to 8
Surgical implant instrumentation	97,489	78,275	5
Construction in progress	3,885	11,913	N/A

	310,739	283,073
Accumulated depreciation and amortization	(193,466)	(166,597)

Property and equipment, net	$117,273	$116,476

Depreciation and amortization expense relating to property and equipment was $37.5 million, $35.2 million, and $32.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.